13F-HR

08/15/2011

0001103804
dk2hcr*f

NONE
1

Kahyeong Lee
203-863-5000

legalnotices@vikingglobal.com

                                      13F-HR
                             Form 13F Holdings Report
                                   UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                     FORM 13F

                                 FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment []; Amendment Number: _____
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors LP
Address:  55 Railroad Avenue, Greenwich, Connecticut 06830

Form 13F File Number:28-05515

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Kahyeong Lee
Title: 	Associate General Counsel
Phone: 	203-863-5000

Signature, Place and Date of Signing:

/s/ Kahyeong Lee,  New York, New York, August 15, 2011.

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  59

Form 13F Information Table Value Total:  11,948,576
					-------------
					Thousands

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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                                                                 VALUE     SHRS OR   SH/ PUT/ INVSTMT OTH    VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS   CUSIP     X($1000)    PRN AMT   PRN CALL DSCRETN MGR  SOLE    SHARED    NONE
Aetna Inc.                          COM            00817Y108      82,320   1,867,100 SH       SOLE       1867100
Agrium Inc                          COM            008916108     104,416   1,189,800 SH       SOLE       1189800
Allstate Corp.                      COM            020002101     133,046   4,357,900 SH       SOLE       4357900
Amazon.com                          COM            023135106     415,482   2,031,800 SH       SOLE       2031800
American International Group        COM NEW        026874784      29,320   1,000,000 SH       SOLE       1000000
American Tower Corp                 CL A           029912201     151,227   2,889,884 SH       SOLE       2889884
Baidu Inc                           SPON ADR REP A 056752108     300,230   2,142,515 SH       SOLE       2142515
Biogen Idec Inc.                    COM            09062X103     148,508   1,388,966 SH       SOLE       1388966
Blackrock Inc                       COM            09247X101     194,898   1,016,100 SH       SOLE       1016100
Broadcom Corp                       CL A           111320107      74,223   2,206,400 SH       SOLE       2206400
Brookfield Office Properties        COM            112900105      51,899   2,691,900 SH       SOLE       2691900
Cardinal Health Inc                 COM            14149Y108     222,938   4,908,377 SH       SOLE       4908377
CareFusion Corporation              COM            14170T101      56,703   2,086,991 SH       SOLE       2086991
Charles River Laboratories          COM            159864107      49,488   1,217,434 SH       SOLE       1217434
Check Point Software Tech           ORD            M22465104      99,100   1,743,188 SH       SOLE       1743188
Cigna Corp.                         COM            125509109     141,731   2,755,821 SH       SOLE       2755821
D.R. Horton                         COM            23331A109      93,879   8,149,300 SH       SOLE       8149300
DaVita Inc.                         COM            23918K108     216,814   2,503,344 SH       SOLE       2503344
Ebay Inc.                           COM            278642103       7,115     220,495 SH       SOLE       220495
Estee Lauder Companies              CL A           518439104     577,790   5,492,824 SH       SOLE       5492824
Express Scripts Inc                 COM            302182100      58,125   1,076,800 SH       SOLE       1076800
Goodrich Corporation                COM            382388106     236,742   2,478,981 SH       SOLE       2478981
Grifols SA                          SPONSORED ADR  398438309      11,313   1,506,400 SH       SOLE       1506400
H&R Block Inc                       COM            093671105     324,276  20,216,740 SH       SOLE       20216740
Hartford Financial Services         COM            416515104      34,813   1,320,200 SH       SOLE       1320200
HCA Holdings Inc.                   COM            40412C101     105,334   3,191,944 SH       SOLE       3191944
Health Mgmt Associates Inc          CL A           421933102      97,388   9,034,147 SH       SOLE       9034147
Home Depot Inc.                     COM            437076102      93,599   2,584,200 SH       SOLE       2584200
Humana Inc.                         COM            444859102     223,047   2,769,400 SH       SOLE       2769400
Invesco Limited                     SHS            G491BT108     715,090  30,559,442 SH       SOLE       30559442
Johnson Controls, Inc               COM            478366107     303,640   7,288,531 SH       SOLE       7288531
JP Morgan Chase & Co.               COM            46625H100     390,543   9,539,400 SH       SOLE       9539400
LyondellBasell Industries NV        SHS - A -      N53745100     454,562  11,800,693 SH       SOLE       11800693
Marriott International              CL A           571903202     111,406   3,139,086 SH       SOLE       3139086
Marsh & Mclennan COS                COM            571748102     222,505   7,133,861 SH       SOLE       7133861
Mednax Inc                          COM            58502B106     138,316   1,916,013 SH       SOLE       1916013
Metlife Inc.                        COM            59156R108      39,877     909,000 SH       SOLE       909000
Morgan Stanley                      COM NEW        617446448     140,475   6,104,957 SH       SOLE       6104957
News Corporation                    CL A           65248E104     484,241  27,358,266 SH       SOLE       27358266
Penn West Petroleum Ltd             COM            707887105     266,707  11,555,796 SH       SOLE       11555796
Potash Corp of Saskatchewan         COM            73755L107     301,049   5,282,500 SH       SOLE       5282500
Priceline.com                       COM NEW        741503403     506,524     989,440 SH       SOLE       989440
Qualcomm Inc                        COM            747525103     131,162   2,309,600 SH       SOLE       2309600
Schlumberger Ltd                    COM            806857108     120,752   1,397,600 SH       SOLE       1397600
Seagate Technology                  SHS            G7945M107     323,782  20,036,036 SH       SOLE       20036036
Skyworks Solutions  Inc.            COM            83088M102      51,670   2,248,500 SH       SOLE       2248500
St Jude Medical Inc.                COM            790849103     155,355   3,258,300 SH       SOLE       3258300
Starwood Hotels & Resorts           COM            85590A401      70,223   1,253,100 SH       SOLE       1253100
Talisman Energy Inc                 COM            87425E103     245,466  11,979,800 SH       SOLE       11979800
The Mosaic Company                  COM            61945C103     168,817   2,492,500 SH       SOLE       2492500
The Sherwin-Williams Company        COM            824348106     336,564   4,012,931 SH       SOLE       4012931
Time Warner Cable                   COM            88732J207     706,949   9,058,812 SH       SOLE       9058812
Universal Health Services Inc       CL B           913903100     202,991   3,939,292 SH       SOLE       3939292
US Bancorp                          COM NEW        902973304     247,870   9,716,600 SH       SOLE       9716600
Valeant Pharmaceuticals Inte        COM            91911K102     236,870   4,558,703 SH       SOLE       4558703
Vanceinfo Technologies              ADR            921564100      72,234   3,125,700 SH       SOLE       3125700
Viacom Inc                          CL B           92553P201     325,742   6,387,103 SH       SOLE       6387103
Watson Phamaceuticals Inc           COM            942683103      74,008   1,076,800 SH       SOLE       1076800
Xilinx Inc                          COM            983919101      67,422   1,848,700 SH       SOLE       1848700


S REPORT SUMMARY 59 # OF DATA RECORDS
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